Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2024
Discloure of Significant Accounting Policies
Description of accounting policy for foreign currency translation [text block]

Foreign currencies

The reporting currency of the Company and its subsidiaries is the Canadian dollar ("$" or "dollars"). The functional currency of the Company and its subsidiaries in Canada is the Canadian dollar and the functional currency of its subsidiaries in Brazil is the Brazilian Real ("R$") and its subsidiaries in the United States, Colombia and Peru is the United States dollar ("US$"). Foreign operations are translated into Canadian dollars using period end exchange rates as to assets and liabilities and average exchange rates as to income and expenses. All resulting exchange differences are recognized in other comprehensive income (loss).

Description of accounting policy for investments in joint ventures [text block]

Investment in joint venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company's investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Company's share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment individually.

The consolidated statements of comprehensive income (loss) reflects the Company's share of the results of operations of the joint venture. Any change in other comprehensive income (loss) of those investees is presented as part of the Company's other comprehensive income (loss). In addition, when there has been a change recognised directly in the equity of the joint venture, the Company recognises its share of any changes, when applicable, in the consolidated statements of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the joint venture are eliminated to the extent of the interest in the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

Description of accounting policy for investment in associates [text block]

Investments in associates

Investments over which the Company exercises significant influence but which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale.

The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company's proportionate share of the profit (loss), other comprehensive income (loss) and any other changes in the associate's or joint venture's net assets, such as further investment. Adjustments are made to align any inconsistencies between the Company's accounting policies and its associate's policies before applying the equity method. Adjustments are also made to account for depreciable assets based on their fair values at the acquisition date of the investment and for any impairment losses recognized by the associate. The equity method requires shares of losses to be recognized only until the carrying amount of an interest in an associate is nil. Any further losses are not recognized unless the entity has a legal or constructive obligation in respect of the liabilities associated with those losses. Unrealized gains on transactions between the group and its associates are eliminated to the extent of the group's interest in these entities. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of the asset transferred.

At each statement of financial position date, the Company considers whether there is objective evidence of impairment of its investments in associates. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the investee's operations. A significant or prolonged decline in the fair value of an equity investment below its cost is also objective evidence of impairment. If there is such evidence, the Company determines the amount of impairment to record, if any, in relation to the associate.

Where the Company loses control of an entity and it is reclassified as an associate the Company will remeasure the value of its retained investment at fair market value. A gain or loss will be recognized for the difference between the net amount of the change in interest and the fair value of a retained interest or any consideration received or paid. As of the date of loss of control, the Company will cease to consolidate the results of the entity and report its results as an associate using the equity method of accounting.

Description of accounting policy for exploration and evaluation expenditures [text block]

Mineral exploration, evaluation and development expenditures

All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. The Company assesses the carrying costs for impairment when indicators of impairment exist. All other exploration and evaluation expenditures are charged to operations until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration and evaluation costs and the costs incurred to develop a property are capitalized into mineral properties. On the commencement of production, depletion of each mineral property will be provided on a units-of-production basis using estimated reserves as the depletion base.

Description of accounting policy for mining assets [text block]

Mineral property option agreements

When the Company acts as the farmee in a farm-in mineral property option agreement, the direct costs related to the acquisition of exploration rights are capitalized to exploration and evaluation assets. All exploration and evaluation expenditures incurred by the Company in fulfilling the terms of the agreement are expensed as incurred, until such time as the option is exercised or lapses.

When the Company acts as the farmor in an agreement, it does not record any expenditures made by the farmee. It does not recognize any gain or loss on its exploration and evaluation farm out mineral property option agreements, and instead records any proceeds received as a credit to the amounts previously capitalized as mineral property acquisition costs. Any amounts received in excess of amounts capitalized are taken as a gain to the consolidated statement of comprehensive income (loss).

Description of accounting policy for income tax [text block]

Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

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where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

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where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

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in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of comprehensive income (loss).

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Description of accounting policy for financial instruments [text block]

Financial instruments

Financial instruments are recognized on the consolidated statements of financial position on the trade date, being the date on which the Company becomes a party to the contractual provisions of the financial instrument. At initial recognition, the Company classifies its financial instruments as one the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income ("FVTOCI"), or at amortized cost according to the financial instruments' contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company's intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. Financial assets are measured at FVTOCI if they are held for the collection of contractual cash flows and for selling the financial assets, where the assets' cash flows represent solely payments of principal and interest. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in OCI. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to the statement of income (loss). Investments in equity securities are held for strategic purposes and not held for trading. The Company has made an irrevocable election at initial recognition to classify these investments as FVTOCI, with all subsequent changes in value being recognized in OCI. Cumulative gains and losses in equity securities are not subsequently reclassified to profit or loss.

Financial assets are measured at FVTPL if they do not qualify as financial assets at amortized cost or FVTOCI. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in the statement of loss. Financial liabilities are measured at amortised cost unless they are required to be measured at FVTPL.

The Company's financial assets include cash and cash equivalents, restricted cash, short-term investment, reclamation deposits, and long-term investments. The Company's financial liabilities include accounts payable and accrued liabilities, due to joint venture, and due to related parties. All financial instruments are initially recorded at fair value and classified as follows:

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Cash and cash equivalents, restricted cash, and reclamation deposits are classified as financial assets at amortized cost. Accounts payable and accrued liabilities, due to joint venture and due to related parties are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are subsequently measured using the effective interest method; and

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Short-term and long-term investments in equity securities are classified as fair value through other comprehensive income ("FVTOCI"). Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income or loss. Realized gains or losses on investments in equity securities classified as FVTOCI remain in OCI.

Description of accounting policy for impairment of financial assets [text block]

Impairment of financial assets

The Company assesses at the end of each reporting period whether a financial asset is impaired.

At each reporting date, the Company assesses the expected credit loss associated with its financial assets carried at amortized cost and debt instruments measured at FVTOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Changes in allowances for expected credit losses are recognized as impairment gains or losses on the statement of loss.

Description of accounting policy for derecognition of financial instruments [text block]

Derecognition of financial assets and financial liabilities

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Company has transferred substantially all the risks and rewards of ownership of the financial assets. On derecognition of a financial asset, the difference between the asset's carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized directly in equity is recognized in profit or loss.

For financial liabilities, they are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Description of accounting policy for fair value measurement [text block]

Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date are determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.

Description of accounting policy for impairment of non-financial assets [text block]

Impairment of non-financial assets

Exploration and evaluation assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly. An impairment loss is charged to profit or loss.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-general units). As a result, some assets may be tested individually for impairment and some may be tested at a cash-generating unit level.

Impairment reviews for exploration and evaluation stage mineral properties are carried out on a property by property basis, with each property representing a single cash generating unit. An impairment review is undertaken when indicators of impairment arise, but typically when one of the following circumstances apply:

●	The right to explore the area has expired or will expire in the near future with no expectation of renewal;
●	Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
●	No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
●	Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]

Rehabilitation provisions

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of exploration and evaluation assets and property and equipment, when those obligations result from the acquisition, construction, development or normal operation of the asset. Rehabilitation provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate reflecting the time value of money and risks specific to the liability. Upon initial recognition of the liability, the present value of the estimated cost is capitalized by increasing the carrying amount of the related assets. Over time, the discounted liability is increased based on the unwind of the discount rate. The periodic unwinding of the discount is recognized in profit or loss as a finance cost. Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation liability and a corresponding adjustment to the asset to which it relates.

Description of accounting policy for restricted cash and cash equivalents [text block]

Cash and cash equivalents

Cash and cash equivalents comprise cash on deposit with banks and highly liquid short-term interest-bearing investments with a term to maturity at the date of purchase of three months or less which are subject to an insignificant risk of change in value.

Description of accounting policy for transactions with related parties [text block]

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Description of accounting policy for earnings per share [text block]

Net income (loss) per share

Basic net income (loss) per share includes no potential dilution and is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period.

Diluted income per share is computed in a manner similar to basic net income (loss) per share except that the weighted average number of common shares outstanding are increased to include additional shares from the assumed exercise of share options and warrants, if dilutive.

Description of accounting policy for property, plant and equipment [text block]

Property and equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives. Property and equipment are depreciated over an estimated useful life as follows:

		(years)
Buildings and Camp Structures	5	-	20
Exploration equipment		5
Vehicles		5
Furniture and fixtures		5
Computer equipment		3
Computer software		1

When an item of property and equipment has different useful lives, the components are accounted for as separate items of property and equipment. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized if the recognition criteria are satisfied. All other repair and maintenance costs are recognised in the consolidated statement of comprehensive loss as incurred.

Description of accounting policy for share-based payment transactions [text block]

Share-based payments

Restricted share rights

The Company grants restricted share rights (the "RSRs") to certain directors, officers, employees and consultants to receive shares of the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares.

The fair value of RSRs granted is recognized as an expense over the vesting period with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the RSRs vest.

The vesting of RSRs and issuance of common shares in the Company is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Share options

The Company grants share options to certain directors, officers, employees, and consultants of the Company. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share-based awards. The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes, provides services that could be provided by a direct employee, or has authority and responsibility for planning, directing and controlling the activities of the Company, including non-executive directors. For employees, the fair value is measured at grant date and recognized over the period during which the options vest.

For consultants, the fair value of the award is recorded in profit or loss over the term of the service provided, and the fair value of the unvested amounts are revalued at each reporting period over the service period.

Consideration received on the exercise of share options is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Disclosure of accounting policy for judgements and estimates explanatory [text block]

Significant Accounting Judgments and Estimates

The preparation of these consolidated financial statements requires management to make accounting policy judgments, make estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements is as follows:

Existence of impairment indicators for exploration and evaluation assets

In accordance with the Company's accounting policy, all direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. There is no certainty that costs incurred to acquire exploration rights will result in discoveries of commercial quantities of minerals. The Company applies judgment to determine whether indicators of impairment exist for these capitalized costs.

Management uses several criteria in making this assessment, including the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of mineral properties are budgeted, and evaluation of the results of exploration and evaluation activities up to the reporting date. During the year ended November 30, 2024 the Company has concluded no impairment indicators exist for any of its exploration and evaluation assets, except for its Surubim Project, which was written down by $74 during the year (Note 5).

Disclosure of accounting policy for new accounting policies [text block]
3.2	Changes in, and Initial Adoption of, Accounting Policies

The Company adopted the following amendment to IFRS, which was effective for the accounting period beginning on or after December 1, 2023:

Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies – The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. To support the amendment, the International Accounting Standards Board has also developed guidance and examples to explain and demonstrate the application of the 'fourstep materiality process' described in IFRS Practice Statement 2. This amendment did not have a material impact on the Company's consolidated financial statements.

The following are amendments to the accounting standards that have been issued but are not mandatory for the current period and have not been early adopted by the Company:

Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) – The amendments to IAS 1, clarifies the presentation of liabilities. The classification of liabilities as current or noncurrent is based on contractual rights that are in existence at the end of the reporting period and is affected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of 'settlement' to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. Covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The implementation of this amendment is not expected to have a material impact on the Company.

Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments. In May 2024, the International Accounting Standards Board ("IASB") issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for annual periods beginning on or after January 1, 2026, with early application permitted. Management is currently assessing the effect of these amendments on our financial statements.

IFRS 18 – Presentation and Disclosure in Financial Statements - In April 2024, the IASB issued IFRS 18 Presentation and Disclosure of Financial Statements (IFRS 18), which replaces IAS 1, Presentation of Financial Statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals. Where company specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required, and early application is permitted. Management is currently assessing the effect of this new standard on our financial statements.